Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,365,117.70
Total Fee Amount	14,274.72
Total Offset Amount	0.00
Net Fee	$ 14,274.72
Offering Table N/A
Offset Table N/A	N/A